COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Oct. 31, 2022
COMMITMENTS AND CONTINGENCIES
Schedule of supplemental cash flow information related to leases

	Years Ended October 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$231,421	$293,078	$141,445
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$174,824	$544,515	$378,719

Schedule of lease term and discount rate

The following table summarizes the lease term and discount rate for the Company’s operating lease as of October 31, 2022:

Operating Lease
Weighted average remaining lease term (in years)	1.59
Weighted average discount rate	4.75%

Schedule of maturity of lease liabilities

The following table summarizes the maturity of lease liabilities under operating lease as of October 31, 2022:

For the Year Ending October 31:	Operating Lease
2023	$90,800
2024	54,718
Thereafter	—
Total lease payments	145,518
Amount of lease payments representing interest	(5,341)
Total present value of operating lease liabilities	$140,177

Current portion	$90,800
Long-term portion	54,718
Total	$145,518